Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Inventories (Details) [Line Items]
Net realizable value adjustment
Write-Downs [Member]
Inventories (Details) [Line Items]
Inventory provision